Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Shares Outstanding, Basic and Diluted
Our share calculations are presented below (in millions):

	Three Months Ended March 31,

	2015	2014
Weighted average common shares outstanding	125.2	131.3
Common stock equivalents	1.7	2.5
Total diluted shares	126.9	133.8

Our share calculations are presented below (in millions):

	2014	2013	2012
Weighted average common shares outstanding	128.5	135.0	139.4
Common stock equivalents	2.3	2.3	2.1
Total diluted shares	130.8	137.3	141.5